Fixed Assets and Assets Held for Sale (Details Narrative) $ in Thousands		2 Months Ended	6 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 10, 2023 USD ($)	Feb. 17, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 20, 2023 USD ($)	Jun. 21, 2022 USD ($)	Oct. 12, 2022 USD ($) shares	Dec. 15, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions								$ 813,000
Assumption of debt								196,317		$ 0	$ 866,344
Advances for vessels under construction								279,783		0	0
Long-Term Debt, Gross								1,787,781		1,299,220
Advances for vessels under construction								174,400		24,000
Vessels additions								840,662
Addition on the vessels acquisition cost								27,662
Below market acquired charges								94,889
Above market acquired charges								67,227
Advance payment								8,702		7,534
Sale price agreed in Memorandum of Agreement										130,000
Impairment charge								$ 11,497		0	$ 0
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels as collateral								3
Vessels Net								$ 437,959
Vessels under sale and lease back agreements [Member]
Property, Plant and Equipment [Line Items]
Vessels Net								$ 1,795,542
Number of vessels under of sales and lease back aggreements								11
Unencumbered vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels Net								$ 272,651
Number of unencumbered vessels								9
Vessels held for sale								$ 14,236
M/V Amore Mio | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions									$ 338,000
Assumption of debt									196,317
Advances for vessels under construction									141,683
M/V Buenaventura Express | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions				$ 122,500
Long-Term Debt, Gross				$ 100,000
Advances for vessels under construction												$ 6,000
LNG/C Asterix I | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions		$ 230,000
Advances for vessels under construction												12,000
Sale Leaseback Transaction, Gross Proceeds, Financing Activities		$ 184,000
M/V Itajai Express | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 122,500
Advances for vessels under construction												6,000
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 108,000
M/V Manzanillo Express | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions						$ 121,583
Long-Term Debt, Gross						$ 105,000
Advances for vessels under construction												$ 6,000
Common units transferred | shares						505,204
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized								19,755		1,873
Ballast Water Treatment Systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized								411
Exhaust Gas Cleaning systems and Ballast Water Treatment systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized								16,281		1,524
Advance payment								16,084		1,498
M/V Cape Agamemnon [Member]
Property, Plant and Equipment [Line Items]
Date of memorandum agreement			June 2023
Sale price agreed in Memorandum of Agreement			$ 22,000
Impairment charge			$ 11,157
Disposal Date			Nov. 07, 2023
M/V Archimidis [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement										65,000
Impairment charge										$ 0
Disposal Date										Jul. 06, 2022
Date of Memorandum Agreement										May 30, 2022
M/V Agamemnon [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement										$ 65,000
Impairment charge										$ 0
Disposal Date										Jul. 28, 2022
Date of Memorandum Agreement										May 30, 2022
Remaining vessels [Member] | Vessel SPAs' [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction									138,100
Initial expenses								2,269
Vessel SPAs' [member] | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction									$ 174,400
Percentage of aggregate acquisition price									10.00%
LNG/ C Axios II [Member] | Vessel SPAs' [member]
Property, Plant and Equipment [Line Items]
Delivery Date									Jan. 02, 2024
M/V Buenaventura Express, LNG/C Asterix I and M/V Itajai Express [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes								$ 24,000
Master agreement [member] | CMTC | Related Party [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction					$ 30,000
M/V Manzanillo Express [Member] | CMTC | Related Party [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes					$ 6,000
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement							$ 13,050
Impairment charge							$ 340
Disposal date							February 26, 2024